Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 3,027	$ 315
Repayment of indemnifications received from Hoegh LNG	2,630
Issuance of units for Board of Directors' fees		211
Other and contribution from owner		8
Equity: Total	3,027	534
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees		211
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 3,027	$ 315